Related Parties (Details) - CNY (¥)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
General and administrative expenses from transactions with a related party	¥ 10,802,069	¥ 7,036,697	¥ 7,036,697	¥ 0	¥ 160,532
Service fee	150,000	100,000	550,000	0	0
Continuing franchise fee to Tim Hortons Restaurants International GmbH
Related Party Transaction [Line Items]
Amount of transactions	10,802,069	7,036,697	31,882,569	15,576,324	5,147,252
Upfront franchise fee to Tim Hortons Restaurants International GmbH
Related Party Transaction [Line Items]
Amount of transactions	2,543,422	2,673,156	23,553,799	24,265,373	4,097,227
Purchase of coffee beans from TDL Group Corp
Related Party Transaction [Line Items]
Amount of transactions	12,132,140	15,712,579	49,135,749	28,168,228	8,864,342
Provision of consumer research service to THRI
Related Party Transaction [Line Items]
Amount of transactions	2,939,434	1,751,622		428,148
Consulting services provided by Tim Hortons Restaurants International GmbH
Related Party Transaction [Line Items]
Amount of transactions					160,532
Services provided by Pangaea Data Tech (Shanghai) Co., Ltd
Related Party Transaction [Line Items]
Amount of transactions			7,206,906
Service fee	150,000	100,000	550,000	0	0
Expenses capitalized in property plant and equipment	¥ 2,789,434	¥ 1,651,622	6,656,906	¥ 0	¥ 0
Reimbursements to Cartesian Capital Group, LLC
Related Party Transaction [Line Items]
Amount of transactions			¥ 1,845,960